Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	PFM Funds
Central Index Key	dei_EntityCentralIndexKey	0000807878
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 29, 2011

Prime Series (First Prospectus Summary) | Prime Series
Prime Series Institutional Class
Investment Objective
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Prime Series Institutional Class
Management Fees	0.06%
Distribution (12b-1) Fees	none
Transfer Agent Fees	0.09%
Other Operating Expenses	0.02%
Other Expenses:	0.11%
Total Annual Fund Operating Expenses	0.17%

Expense Example
This example is intended to help you compare the cost of investing in shares of the Institutional Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Institutional Class	17	55	96	217

Principal Investment Strategies
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns
The following information illustrates how shares of the Institutional Class of
Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter                                       4Q 2008 0.56%
Low Quarter                                        1Q 2010 0.04%
Year-to-Date through March 31, 2011 (unannualized)         0.04%

Average Annual Total Return of Institutional Class (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prime Series Institutional Class	0.20%	0.61%	Sep 28, 2008

To obtain current yield information call (800) 338-3383.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 29, 2011
Prime Series (First Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Institutional Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Institutional Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information illustrates how shares of the Institutional Class of
Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how shares of the Institutional Class of Prime Series have performed over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not a guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter                                       4Q 2008 0.56%
Low Quarter                                        1Q 2010 0.04%
Year-to-Date through March 31, 2011 (unannualized)         0.04%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return of Institutional Class (as of calendar year ended December 31, 2010)
Prime Series (First Prospectus Summary) | Prime Series | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Prime Series | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.09%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Other Expenses:	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	217
Annual Return 2009	rr_AnnualReturn2009	0.57%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2008

Prime Series (Second Prospectus Summary) | Prime Series
Prime Series Independent Schools and Colleges Class
Investment Objective
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independent Schools Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Prime Series Independent Schools and Colleges Class Shares
Management Fees		0.06%
Distribution (12b-1) Fees		none
Transfer Agent Fees		0.17%
Other Operating Expenses		0.08%
Other Expenses:		0.25%
Total Annual Fund Operating Expenses		0.31%
Less: Fee Waivers	[1]	(0.05%)
Net Annual Fund Operating Expenses		0.26%
[1]	The Adviser will waive a portion of transfer agency fees payable by the Independent Schools Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.26% of the average daily net assets of the Independent Schools Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser's agreement to waive fees may only be terminated by the Trust's Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in shares of the Independent Schools Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period.
The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Independent Schools and Colleges Class Shares	27	95	169	388

Principal Investment Strategies
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns
The following information is intended illustrates how shares of the Independent
Schools Class of Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter                                       3Q 2009 0.09%
Low Quarter                                        1Q 2010 0.04%
Year-to-Date through March 31, 2011 (unannualized)         0.04%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prime Series Independent Schools and Colleges Class Shares	0.19%	0.25%	May 11, 2009

To obtain current yield information, call (800) 338-3383.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 29, 2011
Prime Series (Second Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Independent Schools and Colleges Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Independent Schools Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2012
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Independent Schools Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period.
The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended illustrates how shares of the Independent
Schools Class of Prime Series have performed over time. Of course, past performance is not a guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended illustrates how shares of the Independent Schools Class of Prime Series have performed over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not a guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter                                       3Q 2009 0.09%
Low Quarter                                        1Q 2010 0.04%
Year-to-Date through March 31, 2011 (unannualized)         0.04%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of calendar year ended December 31, 2010)
Prime Series (Second Prospectus Summary) | Prime Series | Independent Schools and Colleges Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Prime Series | Independent Schools and Colleges Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.17%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses:	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	27
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	95
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	388
Annual Return 2010	rr_AnnualReturn2010	0.19%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2009

[1]	The Adviser will waive a portion of transfer agency fees payable by the Independent Schools Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.26% of the average daily net assets of the Independent Schools Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser's agreement to waive fees may only be terminated by the Trust's Board of Trustees.

Prime Series (Third Prospectus Summary) | Prime Series
Prime Series Florida Education Class
Investment Objective
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Education Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Prime Series Florida Education Class Shares
Management Fees	0.06%
Distribution (12b-1) Fees	none
Other Expenses:	0.01%
Total Annual Fund Operating Expenses	0.07%

Expense Example
This example is intended to help you compare the cost of investing in shares of the Florida Education Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Florida Education Class Shares	7	23	40	90

Principal Investment Strategies
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in the Prime Series - like an investment in any money market fund -
is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns
The following information is intended to help you understand the risks of investing in the Florida Education Class. It illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida
Education Class is not shown below because that class of Prime Series does not have annual returns for at least one calendar year. The performance of the
Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter                                       3Q 2000 1.66%
Low Quarter                                        1Q 2011 0.06%
Year-to-Date through March 31, 2011 (unannualized)         0.06%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prime Series Florida Education Class Shares	0.28%	2.87%	2.60%	3.69%	Jul 24, 1995

To obtain current yield information, call (800) 338-3383.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 29, 2011
Prime Series (Third Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Florida Education Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Education Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Florida Education Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in the Prime Series - like an investment in any money market fund -
is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in the Florida Education Class. It illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida
Education Class is not shown below because that class of Prime Series does not have annual returns for at least one calendar year. The performance of the
Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Florida Education Class. It illustrates how the SNAP Fund Class of Prime Series has performed over time.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter                                       3Q 2000 1.66%
Low Quarter                                        1Q 2011 0.06%
Year-to-Date through March 31, 2011 (unannualized)         0.06%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of calendar year ended December 31, 2010)
Prime Series (Third Prospectus Summary) | Prime Series | Florida Education Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.06%
Prime Series | Florida Education Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	7
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	23
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	40
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	90
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.86%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 1995

Prime Series (Fourth Prospectus Summary) | Prime Series
Prime Series Colorado Investors Class
Investment Objective
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Colorado Investors Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Prime Series Colorado Investors Class
Management Fees		0.06%
Distribution (12b-1) Fees		none
Transfer Agent Fees		0.09%
Other Operating Expenses		0.01%
Other Expenses:		0.10%
Total Annual Fund Operating Expenses		0.16%
Less: Fee Waivers	[1]	(0.04%)
Net Annual Fund Operating Expenses		0.12%
[1]	The Adviser will waive a portion of transfer agency fees payable by the Colorado Investors Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.12% of the average daily net assets of the Colorado Investors Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser's agreement to waive fees may only be terminated by the Trust's Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in shares of the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Colorado Investors Class	13	48	86	201

Principal Investment Strategies
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Risks
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns
The following information is intended to help you understand the risks of investing in the Colorado Investors Class. It illustrates how shares of the SNAP
Fund Class of Prime Series have performed over time. Performance information for the Colorado Investors Class is not shown below because that class of Prime
Series has not yet commenced operations. The performance of the Colorado
Investors Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter                           3Q 2000       1.66%
Low Quarter                            1Q 2011       0.06%
Year-to-Date through March 31, 2011 (unannualized)   0.06%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prime Series Colorado Investors Class	0.28%	2.87%	2.60%	3.69%	Jul 24, 1995

To obtain current yield information, call (800) 338-3383.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 29, 2011
Prime Series (Fourth Prospectus Summary) | Prime Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Prime Series Colorado Investors Class
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of  $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Colorado Investors Class of Prime Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of the Colorado Investors Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Prime Series invests exclusively in high-quality securities, an investment in Prime Series - like an investment in any money market fund - is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Prime Series.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although Prime Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in Prime Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in the Colorado Investors Class. It illustrates how shares of the SNAP
Fund Class of Prime Series have performed over time. Performance information for the Colorado Investors Class is not shown below because that class of Prime
Series has not yet commenced operations. The performance of the Colorado
Investors Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Colorado Investors Class. It illustrates how shares of the SNAP Fund Class of Prime Series have performed over time.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter                           3Q 2000       1.66%
Low Quarter                            1Q 2011       0.06%
Year-to-Date through March 31, 2011 (unannualized)   0.06%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of calendar year ended December 31, 2010)
Prime Series (Fourth Prospectus Summary) | Prime Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.06%
Prime Series | Colorado Investors Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.09%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses:	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
Less: Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	48
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	86
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	201
Annual Return 2001	rr_AnnualReturn2001	4.21%
Annual Return 2002	rr_AnnualReturn2002	1.86%
Annual Return 2003	rr_AnnualReturn2003	1.16%
Annual Return 2004	rr_AnnualReturn2004	1.34%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	5.11%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	3.02%
Annual Return 2009	rr_AnnualReturn2009	0.68%
Annual Return 2010	rr_AnnualReturn2010	0.28%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 1995

[1]	The Adviser will waive a portion of transfer agency fees payable by the Colorado Investors Class through October 31, 2012 pursuant to a contractual expense limitation agreement between the Adviser and the Trust in order to limit ordinary operating expenses to not more than 0.12% of the average daily net assets of the Colorado Investors Class. This limitation does not apply to any taxes, interest, brokerage commissions or extraordinary expenses, such as litigation expenses, that may be incurred and would, if incurred, increase the overall expense ratio. Prior to October 31, 2012, the Adviser's agreement to waive fees may only be terminated by the Trust's Board of Trustees.

Government Series (Prospectus Summary) | Government Series
Fund Summary - Government Series
Investment Objective
The investment objective of Government Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of
 $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Government Series
Management Fees	0.08%
Distribution (12b-1) Fees	none
Transfer Agent Fees	0.09%
Other Operating Expenses	0.03%
Other Expenses:	0.12%
Total Annual Fund Operating Expenses	0.20%

Expense Example
This example is intended to help you compare the cost of investing in shares of
Government Series with the cost of investing in other mutual funds. It assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a
5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Series	21	64	113	255

Principal Investment Strategies
Government Series is a money market fund that invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S.
Government Obligations"); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Government Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund
-is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Government Series' income to decline or that rising interest rates may result in a decline in the value of Government
Series' portfolio securities. Management Risk is the possibility that securities selected by Government Series' investment adviser will cause Government Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Government Series' yield or its NAV per share.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Annual Total Returns
The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

 High Quarter                                       3Q 2000 1.61%
         Low Quarter                                        1Q 2011 0.02%
         Year-to-Date through March 31, 2011 (unannualized)         0.02%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Government Series	0.13%	2.53%	2.31%	2.85%	Jan 5, 1999

To obtain current yield information, call (800) 338-3383.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 29, 2011
Government Series (Prospectus Summary) | Government Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary - Government Series
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of Government Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of
 $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Series.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in shares of
Government Series with the cost of investing in other mutual funds. It assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a
5% return each year on your investment and that the operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Government Series is a money market fund that invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S.
Government Obligations"); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Government Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed without regard to interest rate adjustments on investments) of 120 days or less.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund
-is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Government Series' income to decline or that rising interest rates may result in a decline in the value of Government
Series' portfolio securities. Management Risk is the possibility that securities selected by Government Series' investment adviser will cause Government Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Government Series' yield or its NAV per share.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in Government Series.

Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. Of course, past performance is not a guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not a guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Return (shown for calendar years) (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock
 High Quarter                                       3Q 2000 1.61%
         Low Quarter                                        1Q 2011 0.02%
         Year-to-Date through March 31, 2011 (unannualized)         0.02%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
To obtain current yield information, call (800) 338-3383.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return (as of calendar year ended December 31, 2010)
Government Series (Prospectus Summary) | Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Government Series | Government Series
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.09%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Other Expenses:	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	21
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	64
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	113
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	255
Annual Return 2001	rr_AnnualReturn2001	4.01%
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.86%
Annual Return 2004	rr_AnnualReturn2004	1.12%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.06%
Annual Return 2008	rr_AnnualReturn2008	2.37%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 5, 1999